Land use right - Summary of Land Use Right (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Land Use Right [Abstract]
Land use rights	$ 167,896	$ 170,402
Less: accumulated amortization	(6,501)	(3,156)
Land use right, net	$ 161,395	$ 167,246